UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Real Return Fund

June 30, 2018

RRS-QTLY-0818
1.833432.112

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.6%
	Principal Amount	Value
Convertible Bonds - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.0%
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (a)	$110,000	$111,848
Mortgage Real Estate Investment Trusts - 0.3%
Arbor Realty Trust, Inc. 5.375% 11/15/20	70,000	77,594
Blackstone Mortgage Trust, Inc. 4.375% 5/5/22	280,000	274,505
Colony Financial, Inc. 3.875% 1/15/21	150,000	142,500
Exantas Capital Corp.:
4.5% 8/15/22	80,000	79,904
6% 12/1/18	90,000	91,406
8% 1/15/20	300,000	310,674
Redwood Trust, Inc. 5.625% 7/15/24	80,000	79,151
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	330,000	333,009
		1,388,743
TOTAL FINANCIALS		1,500,591
Nonconvertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (a)	433,800	502,692
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (a)	135,000	128,250
6.875% 2/15/21 (a)	215,000	216,075
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	115,000	100,167
6.75% 3/15/25	95,000	90,725
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	180,000	180,675
KB Home 8% 3/15/20	140,000	149,100
M/I Homes, Inc. 5.625% 8/1/25	45,000	42,075
Meritage Homes Corp.:
5.125% 6/6/27	80,000	74,400
6% 6/1/25	100,000	101,250
New Home Co. LLC 7.25% 4/1/22	150,000	154,287
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	140,000	139,300
TRI Pointe Homes, Inc. 5.25% 6/1/27	80,000	73,400
		1,449,704
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	45,000	45,539
TOTAL CONSUMER DISCRETIONARY		1,997,935
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	105,000	92,925
6.625% 6/15/24	90,000	84,825
Albertsons, Inc. 8.7% 5/1/30	75,000	65,438
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	15,000	14,700
Cumberland Farms, Inc. 6.75% 5/1/25 (a)	35,000	35,438
		293,326
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Five Point Operation Co. LP 7.875% 11/15/25 (a)	100,000	101,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	25,000	25,500
		127,375
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	65,000	62,400
TOTAL FINANCIALS		189,775
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	120,000	122,290
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	60,000	60,000
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Homes 4 Rent 4.25% 2/15/28	150,000	143,594
Care Capital Properties LP 5.125% 8/15/26	408,000	389,854
CBL & Associates LP 5.95% 12/15/26	132,000	111,168
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	80,000	77,200
DDR Corp. 4.625% 7/15/22	34,000	34,858
Equinix, Inc. 5.375% 5/15/27	105,000	104,738
HCP, Inc. 4.25% 11/15/23	108,000	108,640
Healthcare Realty Trust, Inc. 3.75% 4/15/23	192,000	188,507
iStar Financial, Inc.:
4.625% 9/15/20	105,000	103,425
5.25% 9/15/22	65,000	63,213
6% 4/1/22	135,000	135,000
Lexington Corporate Properties Trust 4.4% 6/15/24	35,000	34,460
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	105,000	100,275
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	53,000	52,603
4.5% 4/1/27	83,000	79,058
4.75% 1/15/28	67,000	64,571
SBA Communications Corp. 4% 10/1/22 (a)	40,000	38,250
Select Income REIT:
4.15% 2/1/22	63,000	62,561
4.25% 5/15/24	80,000	76,503
Senior Housing Properties Trust:
3.25% 5/1/19	118,000	117,917
4.75% 5/1/24	271,000	271,272
4.75% 2/15/28	100,000	96,612
6.75% 4/15/20	134,000	138,836
WP Carey, Inc. 4.6% 4/1/24	119,000	120,243
		2,713,358
Real Estate Management & Development - 0.3%
Greystar Real Estate Partners 5.75% 12/1/25 (a)	90,000	87,300
Howard Hughes Corp. 5.375% 3/15/25 (a)	265,000	260,031
Kennedy-Wilson, Inc.:
5.875% 4/1/24	110,000	106,700
5.875% 4/1/24 (a)	450,000	436,500
Mattamy Group Corp. 6.5% 10/1/25 (a)	75,000	73,542
Mid-America Apartments LP 4.3% 10/15/23	67,000	68,145
Washington Prime Group LP 5.95% 8/15/24	330,000	318,065
		1,350,283
TOTAL REAL ESTATE		4,063,641

TOTAL NONCONVERTIBLE BONDS		6,726,967

TOTAL CORPORATE BONDS
(Cost $8,298,987)		8,227,558

U.S. Treasury Inflation-Protected Obligations - 24.8%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$2,615,400	$2,477,286
0.75% 2/15/42	2,696,491	2,634,744
0.75% 2/15/45	4,165,443	4,044,350
0.875% 2/15/47	2,127,736	2,129,450
1% 2/15/46	1,808,154	1,863,683
1% 2/15/48	345,447	357,299
1.375% 2/15/44	1,384,639	1,546,853
1.75% 1/15/28	2,422,974	2,647,716
2% 1/15/26	4,996,342	5,474,281
2.125% 2/15/40	682,763	858,911
2.125% 2/15/41	660,140	836,446
2.375% 1/15/25	10,499,193	11,641,975
2.375% 1/15/27	9,673,249	11,001,153
2.5% 1/15/29	1,561,392	1,835,593
3.625% 4/15/28	3,674,394	4,667,313
3.875% 4/15/29	3,828,439	5,049,569
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	1,978,113	1,966,265
0.125% 4/15/20	3,637,592	3,598,591
0.125% 4/15/21	7,135,560	7,025,826
0.125% 1/15/22	6,199,032	6,093,074
0.125% 4/15/22	6,696,430	6,559,003
0.125% 7/15/22	2,124,545	2,089,201
0.125% 1/15/23	3,419,168	3,342,387
0.125% 7/15/24	8,441,360	8,205,966
0.125% 7/15/26	3,187,982	3,054,194
0.25% 1/15/25	1,375,153	1,337,565
0.375% 7/15/23	4,112,650	4,075,346
0.375% 1/15/27	414,880	403,090
0.5% 1/15/28	487,550	476,955
0.625% 7/15/21	1,190,566	1,194,996
0.625% 1/15/24	3,006,584	3,002,722
0.625% 1/15/26	1,001,718	996,275
1.125% 1/15/21	4,953,596	5,017,668
1.25% 7/15/20	3,839,423	3,901,571
1.375% 1/15/20	2,071,613	2,094,770
2.125% 1/15/19	851,881	858,336
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $123,713,769)		124,360,423

Asset-Backed Securities - 0.8%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/45 (a)(b)(c)(d)	$143,008	$1
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (a)	563,255	566,352
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	302,418
Series 2002-2 Class M2, 9.163% 3/1/33	425,632	390,665
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	85,960	87,711
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 5.6241% 7/17/34 (a)(b)(e)	101,000	101,694
Invitation Homes Trust:
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 3.000% 5.0851% 12/17/36 (a)(b)(e)	126,000	127,951
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.419% 3/17/37 (a)(b)(e)	189,000	189,591
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	551,343	385,888
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.663% 12/25/33	45,459	30,302
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.6733% 1/17/35 (a)(b)(e)	100,000	101,030
Class F, 1 month U.S. LIBOR + 3.400% 5.4733% 1/17/35 (a)(b)(e)	197,000	198,565
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 5.0131% 2/5/36 (a)(b)(d)(e)	363,195	27
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	100,000	100,556
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	105,000	104,579
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	155,000	155,248
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 4.2813% 11/21/40 (a)(b)(e)	1,500,000	1,320,000
TOTAL ASSET-BACKED SECURITIES
(Cost $4,216,537)		4,162,578

Commercial Mortgage Securities - 1.9%
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	63,000	51,320
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4272% 9/10/28 (a)(b)	126,000	115,709
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.3233% 10/15/32 (a)(b)(e)	190,000	190,593
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (a)	142,000	115,037
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.872% 5.9448% 7/15/30 (a)(b)(e)	105,000	104,292
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2749% 9/10/46 (a)(b)	250,000	246,566
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	250,000	195,247
Series 2012-CR1 Class G, 2.462% 5/15/45 (a)	100,000	72,061
Series 2013-CR10 Class D, 4.9497% 8/10/46 (a)(b)	200,000	174,736
Series 2013-CR12 Class D, 5.2474% 10/10/46 (a)(b)	250,000	215,133
Series 2013-LC6 Class D, 4.4414% 1/10/46 (a)(b)	113,000	107,142
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	63,000	51,347
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7224% 5/10/43 (a)(b)	160,197	159,038
Core Industrial Trust Series 2015-TEXW Class F, 3.977% 2/10/34 (a)(b)	223,000	214,522
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (a)	156,000	137,339
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (a)(b)	84,000	81,046
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (a)(b)	100,000	95,636
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.577% 12/25/43 (b)(c)	1,156,048	68,720
Series K012 Class X3, 2.252% 1/25/41 (b)(c)	654,162	34,466
Series K013 Class X3, 2.814% 1/25/43 (b)(c)	1,124,000	76,405
GAHR Commercial Mortgage Trust Series 2015-NRF Class GFX, 3.4949% 12/15/34 (a)(b)	347,000	339,349
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.5644% 8/10/44 (a)(b)	63,000	51,818
Class F, 4.5% 8/10/44 (a)	42,000	22,579
Series 2012-GC6 Class E, 5% 1/10/45 (a)(b)	153,000	131,554
Series 2012-GCJ7 Class D, 5.8874% 5/10/45 (a)(b)	500,000	483,029
Series 2012-GCJ9 Class D, 4.9058% 11/10/45 (a)(b)	178,000	169,902
Series 2013-GC16 Class F, 3.5% 11/10/46 (a)	269,000	194,701
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	651,000	668,266
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (a)(b)	100,000	88,950
Series 2016-SFP Class F, 6.1552% 11/5/35 (a)	600,000	605,824
IMT Trust Series 2017-APTS Class EFX, 3.6132% 6/15/34 (a)(b)	180,000	164,736
Independence Plaza Trust Series 2018-INDP Class E, 5.06% 7/10/35 (a)	100,000	99,898
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.25% 7/17/37 (a)(b)(e)	104,000	104,000
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	54,000	46,843
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class G 4% 6/15/45 (a)	151,000	78,999
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.8653% 2/15/46 (a)(b)	200,000	195,726
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 5.112% 1/20/41 (a)(b)	192,000	177,348
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.8428% 8/15/45 (a)(b)	61,000	59,545
Series 2013-C12 Class D, 4.9239% 10/15/46 (a)(b)	250,000	235,731
Series 2013-C7 Class D, 4.3877% 2/15/46 (a)(b)	91,000	82,859
Morgan Stanley Capital I Trust:
Series 1997-RR Class F, 7.51% 4/30/39 (a)(b)	9,621	9,543
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)	63,163	53,688
Series 2011-C2:
Class D, 5.6659% 6/15/44 (a)(b)	358,000	351,777
Class E, 5.6659% 6/15/44 (a)(b)	454,000	427,399
Class F, 5.6659% 6/15/44 (a)(b)	343,000	301,723
Class XB, 0.6118% 6/15/44 (a)(b)(c)	12,067,221	170,637
Series 2011-C3 Class G, 5.3267% 7/15/49 (a)(b)	111,000	96,627
Series 2015-MS1 Class D, 4.1647% 5/15/48 (a)(b)	100,000	84,957
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.3233% 8/15/34 (a)(b)(e)	205,312	206,598
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	251,938	307,364
RETL floater Series 2018-RVP Class E, 1 month U.S. LIBOR + 4.500% 6.5733% 3/15/33 (a)(b)(e)	138,429	139,877
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7289% 5/10/45 (a)(b)	120,000	118,604
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.9229% 10/15/45 (a)(b)	44,000	43,631
Class E, 4.9229% 10/15/45 (a)(b)	114,000	105,390
Series 2017-C38 Class D, 3% 7/15/50 (a)(b)	70,000	54,627
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.4135% 3/15/45 (a)(b)	220,000	173,296
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 1 month U.S. LIBOR + 3.020% 5.0933% 11/15/29 (a)(b)(e)	173,540	170,896
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/35 (a)(b)	140,000	108,134
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $9,275,800)		9,432,780
	Shares	Value

Common Stocks - 14.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Grand Vacations, Inc. (f)	9,200	319,240
Wyndham Destinations, Inc.	2,400	106,248
Wyndham Hotels & Resorts, Inc.	2,400	141,192
		566,680
FINANCIALS - 0.6%
Capital Markets - 0.1%
Ellington Financial LLC	19,100	298,151
Mortgage Real Estate Investment Trusts - 0.5%
Arbor Realty Trust, Inc. (g)	10,200	106,386
Chimera Investment Corp.	14,400	263,232
Great Ajax Corp.	54,000	706,320
Hunt Companies Finance Trust I	2,244	7,652
Invesco Mortgage Capital, Inc.	15,200	241,680
MFA Financial, Inc.	159,466	1,208,752
Redwood Trust, Inc.	7,400	121,878
		2,655,900

TOTAL FINANCIALS		2,954,051

REAL ESTATE - 13.4%
Equity Real Estate Investment Trusts (REITs) - 13.3%
Acadia Realty Trust (SBI)	93,944	2,571,247
American Homes 4 Rent Class A	46,296	1,026,845
American Tower Corp.	9,300	1,340,781
Americold Realty Trust	13,300	292,866
Apartment Investment & Management Co. Class A	34,800	1,472,040
AvalonBay Communities, Inc.	20,209	3,473,725
Boston Properties, Inc.	23,801	2,985,121
Braemar Hotels & Resorts, Inc.	9,676	110,500
Cedar Realty Trust, Inc.	68,118	321,517
Colony NorthStar, Inc.	127,623	796,368
Corporate Office Properties Trust (SBI)	32,500	942,175
DCT Industrial Trust, Inc.	22,117	1,475,867
DDR Corp.	50,430	902,697
DiamondRock Hospitality Co.	77,800	955,384
Digital Realty Trust, Inc.	3,200	357,056
Douglas Emmett, Inc.	39,000	1,567,020
Duke Realty Corp.	55,000	1,596,650
Equinix, Inc.	5,275	2,267,670
Equity Lifestyle Properties, Inc.	36,499	3,354,258
Equity Residential (SBI)	45,413	2,892,354
Essex Property Trust, Inc.	8,522	2,037,355
Extra Space Storage, Inc.	7,622	760,752
Healthcare Realty Trust, Inc.	36,800	1,070,144
Healthcare Trust of America, Inc.	16,290	439,178
Highwoods Properties, Inc. (SBI)	24,800	1,258,104
Host Hotels & Resorts, Inc.	73,381	1,546,138
Hudson Pacific Properties, Inc.	7,500	265,725
Lexington Corporate Properties Trust	55,200	481,896
Mid-America Apartment Communities, Inc.	11,094	1,116,833
National Retail Properties, Inc.	1,500	65,940
Omega Healthcare Investors, Inc.	15,500	480,500
Prologis, Inc.	28,077	1,844,378
Public Storage	18,344	4,161,520
Retail Properties America, Inc.	25,500	325,890
Rexford Industrial Realty, Inc.	19,700	618,383
Sabra Health Care REIT, Inc.	34,200	743,166
Safety Income and Growth, Inc.	6,300	119,511
Select Income REIT	3,166	71,140
Senior Housing Properties Trust (SBI)	34,100	616,869
Simon Property Group, Inc.	23,223	3,952,322
SL Green Realty Corp.	16,800	1,688,904
Spirit MTA REIT (f)	1,350	13,905
Spirit Realty Capital, Inc.	13,500	108,405
Store Capital Corp.	14,700	402,780
Sunstone Hotel Investors, Inc.	75,700	1,258,134
Taubman Centers, Inc.	12,095	710,702
Terreno Realty Corp.	5,200	195,884
The Macerich Co.	11,700	664,911
UDR, Inc.	14,800	555,592
Urban Edge Properties	56,973	1,302,973
Ventas, Inc.	65,747	3,744,292
VEREIT, Inc.	37,900	281,976
Washington REIT (SBI)	36,100	1,094,913
Weingarten Realty Investors (SBI)	10,900	335,829
Welltower, Inc.	25,925	1,625,238
		66,662,323
Real Estate Management & Development - 0.1%
Colony NorthStar Credit Real Estate, Inc. (g)	10,300	213,519
Howard Hughes Corp. (f)	2,100	278,250
		491,769

TOTAL REAL ESTATE		67,154,092

TOTAL COMMON STOCKS
(Cost $74,562,797)		70,674,823

Preferred Stocks - 3.5%
Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts - 0.2%
Great Ajax Corp. 7.25%	42,500	1,058,628
Sutherland Asset Management Corp. 7.00%	6,400	166,400
		1,225,028
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	51,273
iStar Financial, Inc. Series J, 4.50%	3,900	181,632
Lexington Corporate Properties Trust Series C, 6.50%	8,800	417,450
RLJ Lodging Trust Series A, 1.95%	400	10,496
Wheeler REIT, Inc. 8.75%	16,500	305,415
		966,266
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP 0.00%	2,000	46,700
TOTAL REAL ESTATE		1,012,966

TOTAL CONVERTIBLE PREFERRED STOCKS		2,237,994

Nonconvertible Preferred Stocks - 3.1%
FINANCIALS - 1.8%
Mortgage Real Estate Investment Trusts - 1.8%
AG Mortgage Investment Trust, Inc.:
8.00%	20,279	518,737
8.25%	500	12,742
AGNC Investment Corp.:
Series B, 7.75%	8,000	205,360
Series C, 7.00%	6,600	172,194
American Capital Mortgage Investment Corp. Series A, 8.125%	6,200	160,766
Annaly Capital Management, Inc.:
Series C, 7.625%	1,356	34,280
Series D, 7.50%	13,671	345,055
Series F, 6.95%	20,000	507,600
Series G, 6.50%	10,800	262,008
Anworth Mortgage Asset Corp. Series A, 8.625%	9,800	257,131
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	11,647	298,746
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	231,107
Armour Residential REIT, Inc. Series B, 7.875%	5,645	140,391
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	101,440
Chimera Investment Corp. Series B, 8.00%	27,587	714,503
CYS Investments, Inc. Series A, 7.75%	2,162	53,527
Dynex Capital, Inc.:
Series A, 8.50%	20,755	527,177
Series B, 7.625%	10,545	258,247
Exantas Capital Corp. 8.625%	300	7,668
Invesco Mortgage Capital, Inc.:
7.50%	17,200	423,120
Series A, 7.75%	6,507	162,545
Series B, 7.75%	23,500	606,375
MFA Financial, Inc.:
8.00%	11,262	292,587
Series B, 7.50%	41,286	1,041,233
New York Mortgage Trust, Inc.:
Series B, 7.75%	8,886	212,909
Series C, 7.875%	3,200	77,440
Series D, 8.00%	6,500	153,855
PennyMac Mortgage Investment Trust:
8.125%	5,500	139,531
Series B, 8.00%	8,700	218,979
Two Harbors Investment Corp.:
Series A, 8.125%	9,500	258,685
Series B, 7.625%	7,800	201,396
Series C, 7.25%	9,800	242,648
		8,839,982
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Homes 4 Rent:
Series F, 5.875%	4,308	105,891
Series G, 5.875%	3,200	77,184
Ashford Hospitality Trust, Inc.:
Series H, 7.50%	2,500	59,925
Series I, 7.50%	2,500	59,275
Cedar Realty Trust, Inc.:
Series B, 7.25%	2,373	55,291
Series C, 6.50%	4,900	104,370
City Office REIT, Inc. Series A, 6.625%	2,079	50,520
Colony NorthStar, Inc.:
Series B, 8.25%	4,210	106,934
Series D, 8.50%	8,486	214,441
Series E, 8.75%	13,700	355,515
Series G, 7.50%	1,300	31,525
Series H, 7.125%	7,200	167,039
Series I, 7.15%	18,500	428,090
Series J, 7.15%	18,200	421,330
DDR Corp. Series K, 6.25%	5,623	128,542
Farmland Partners, Inc. Series B, 6.00%	10,000	244,300
General Growth Properties, Inc. Series A, 6.375%	3,847	91,974
Global Medical REIT, Inc. Series A, 7.50%	2,100	52,143
Global Net Lease, Inc. Series A, 7.25%	7,400	189,662
Investors Real Estate Trust Series C, 6.625%	5,000	121,700
iStar Financial, Inc.:
Series D, 8.00%	3,000	76,102
Series G, 7.65%	7,300	182,678
Series I, 7.50%	2,600	64,974
Jernigan Capital, Inc. Series B, 7.00%	2,500	57,261
LaSalle Hotel Properties Series I, 6.375%	4,963	124,274
National Storage Affiliates Trust Series A, 6.00%	1,100	27,071
Pebblebrook Hotel Trust Series C, 6.50%	7,058	179,979
Pennsylvania (REIT):
Series B, 7.375%	4,082	95,723
Series D, 6.875%	2,500	55,375
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	61,000
Prologis, Inc. Series Q, 8.54% (d)	3,590	227,965
Public Storage Series F, 5.15%	2,900	72,181
QTS Realty Trust, Inc. Series A, 7.125%	2,700	69,471
RAIT Financial Trust:
7.125%	10,320	235,812
7.625%	7,860	156,021
Rexford Industrial Realty, Inc. Series B, 5.875%	4,700	118,205
Saul Centers, Inc.:
Series C, 6.875%	8,707	217,675
Series D, 6.125%	1,300	29,861
Sotherly Hotels, Inc. Series C, 7.875%	1,700	42,976
Spirit Realty Capital, Inc. Series A, 6.00%	2,600	60,424
Summit Hotel Properties, Inc. Series E, 6.25%	3,000	72,450
Taubman Centers, Inc. Series K, 6.25%	4,319	107,025
UMH Properties, Inc.:
Series C, 6.75%	5,340	135,209
Series D, 6.375%	1,800	42,156
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	6,500	163,526
Series H, 6.25%	4,500	112,275
VEREIT, Inc. Series F, 6.70%	30,396	764,459
Washington Prime Group, Inc.:
Series H, 7.50%	2,898	68,659
Series I, 6.875%	1,402	29,961
		6,716,399

TOTAL NONCONVERTIBLE PREFERRED STOCKS		15,556,381

TOTAL PREFERRED STOCKS
(Cost $17,663,302)		17,794,375
	Principal Amount	Value

Bank Loan Obligations - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 12/22/24 (b)(e)	49,750	49,555
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.84% 4/27/24 (b)(e)	64,412	63,554
		113,109
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5694% 6/23/23 (b)(e)	139,959	133,370

TOTAL CONSUMER DISCRETIONARY		246,479

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.0844% 12/19/20 (b)(e)	143,111	141,322
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7303% 10/2/23 (b)(e)	42,373	42,302
		183,624
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Veritas-B Junior Mezz C LLC 10.4875% 2/6/21 (b)(d)	200,000	211,306
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.551% 11/4/21 (b)(e)	198,974	198,499
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0851% 12/5/20 (b)(e)	47,736	47,677

TOTAL FINANCIALS		457,482

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Compass Power Generation LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 12/20/24 (b)(e)	49,609	49,808
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 6/19/23 (e)(h)	155,000	154,419
Real Estate Management & Development - 0.0%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.6% 3/24/24 (b)(e)	48,533	48,229

TOTAL REAL ESTATE		202,648

UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.49% 12/2/21 (b)(e)	89,958	82,987
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,231,497)		1,223,028
	Shares	Value

Equity Funds - 25.9%
Fidelity Commodity Strategy Central Fund (i)
(Cost $237,893,995)	19,005,366	130,376,809

Fixed-Income Funds - 25.9%
Fidelity Floating Rate Central Fund (i)
(Cost $131,971,448)	1,266,939	130,203,338
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(a)(d)
(Cost $594,368)	$500,000	57,500
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.93% (j)	5,711,666	5,712,808
Fidelity Securities Lending Cash Central Fund 1.92% (j)(k)	297,889	297,948
TOTAL MONEY MARKET FUNDS
(Cost $6,010,737)		6,010,756
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $615,433,237)		502,523,968
NET OTHER ASSETS (LIABILITIES) - 0.0%		44,661
NET ASSETS - 100%		$502,568,629

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,665,159 or 2.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,260
Fidelity Commodity Strategy Central Fund	740,868
Fidelity Floating Rate Central Fund	6,807,224
Fidelity Securities Lending Cash Central Fund	1,680
Total	$7,620,032

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$183,766,522	$12,963,334	$77,433,802	$(53,582,429)	$64,663,184	$130,376,809	23.4%
Fidelity Floating Rate Central Fund	192,394,257	6,807,247	68,538,881	339,375	(798,660)	130,203,338	5.7%
Total	$376,160,779	$19,770,581	$145,972,683	$(53,243,054)	$63,864,524	$260,580,147

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$566,680	$566,680	$--	$--
Financials	13,019,061	11,794,033	1,225,028	--
Real Estate	74,883,457	73,642,526	1,012,966	227,965
Corporate Bonds	8,227,558	--	8,227,558	--
U.S. Government and Government Agency Obligations	124,360,423	--	124,360,423	--
Asset-Backed Securities	4,162,578	--	4,162,550	28
Commercial Mortgage Securities	9,432,780	--	9,432,780	--
Bank Loan Obligations	1,223,028	--	1,011,722	211,306
Equity Funds	130,376,809	130,376,809	--	--
Fixed-Income Funds	130,203,338	130,203,338	--	--
Preferred Securities	57,500	--	--	57,500
Money Market Funds	6,010,756	6,010,756	--	--
Total Investments in Securities:	$502,523,968	$352,594,142	$149,433,027	$496,799

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 28, 2018